Subsequent Events	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Subsequent Events
16	Subsequent events
In July 2022, the Group increased its equity interest to 33.6% in a digital banking entity in Indonesia, upon approval by the Indonesian financial services authority.